Segment Reporting (Details) - Schedule of revenue and expenses are not allocated to reportable segments and corporate related items ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Net revenues
Total net revenues	¥ 3,706,003	$ 532,334	¥ 3,471,263	¥ 4,088,473
Operating costs and expenses
Total operating costs and expenses	(3,236,640)	(464,914)	(3,045,520)	(3,815,337)
Income (loss) from operations
Income (loss) from operations	469,363	67,420	425,743	273,136
Agency Segment [Member]
Net revenues
Total net revenues	3,335,397	479,100	3,143,873	3,780,217
Operating costs and expenses
Total operating costs and expenses	(2,797,651)	(401,857)	(2,614,593)	(3,408,499)
Income (loss) from operations
Income (loss) from operations	537,746	77,243	529,280	371,718
Claims Adjusting Segment [Member]
Net revenues
Total net revenues	370,606	53,234	327,390	308,256
Operating costs and expenses
Total operating costs and expenses	(361,474)	(51,923)	(316,899)	(308,321)
Income (loss) from operations
Income (loss) from operations	9,132	1,311	10,491	(65)
Other Segments [Member]
Operating costs and expenses
Total operating costs and expenses	(77,515)	(11,134)	(114,028)	(98,517)
Income (loss) from operations
Income (loss) from operations	¥ (77,515)	$ (11,134)	¥ (114,028)	¥ (98,517)